INVENTORIES (Schedule of inventory) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 58,350	$ 43,965
Service inventory	43,195	36,232
Work in process	41,606	37,036
Finished goods	40,520	39,366
Inventories	183,671	156,599
Inventory Write-down	$ 8,560	$ 7,821	$ 8,748